SCHEDULE OF FINANCIAL LIABILITIES (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Trade payables (Note 9)	$ 40,241	$ 105,931
Long term loan and unpaid interest (Note 12)	135,971	192,651	$ 198,405
Financial liabilities	176,212	298,582
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade payables (Note 9)	40,241	105,931
Long term loan and unpaid interest (Note 12)	47,740	49,207
Financial liabilities	87,981	155,138
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Trade payables (Note 9)
Long term loan and unpaid interest (Note 12)	49,241	50,754
Financial liabilities	49,241	50,754
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Trade payables (Note 9)
Long term loan and unpaid interest (Note 12)	38,990	52,350
Financial liabilities	38,990	52,350
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Trade payables (Note 9)
Long term loan and unpaid interest (Note 12)		40,340
Financial liabilities		40,340
Later than five years [member]
IfrsStatementLineItems [Line Items]
Trade payables (Note 9)
Long term loan and unpaid interest (Note 12)
Financial liabilities